Related Parties - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
BAVARIA S.A. [member]
Disclosure of transactions between related parties [line items]
Sales with people with significant influence	$ 112	$ 65	$ 33
Other income	9	3	1
United States defined benefit plans [member]
Disclosure of transactions between related parties [line items]
Other expense	$ (12)	$ (13)	$ (12)